Leases (Details) - USD ($)						3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 15, 2026	Sep. 30, 2025	Jun. 24, 2024	Nov. 21, 2023	Nov. 29, 2021	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Payments for settlement of bank obligations	$ 1,197,891
Finance lease liabilities	772,620
Cash payment settled	591,118
Gain on extinguishment	181,501			$ 42,394	$ 79,163		$ 0	$ (126,125)	$ (221,202)	$ (645,979)
Finance lease payments						$ 0	25,000
Financing lease liabilities included in accounts payable and accrued liabilities						0	0		641,558	446,890
Related lease liability						$ 8,345	$ 8,345		13,304	342,174
Early termination fee		$ 114,294							114,294
Operating lease liabilities included in accounts payable and accrued liabilities									300,907	96,589
Finance lease payments									25,000	$ 0
Subsequent Event [Member]
Leases
Payments for settlement of bank obligations	$ 1,197,891
Office Space In Texas [Member]
Leases
Right of use asset relieved due to termination of lease			$ 260,373
Right of use liability relieved due to termination of lease		300,061	$ 265,059
Related lease liability		$ 273,646
TEXAS | Office Space In Houston [Member]
Leases
Monthly required lease payments									1,000
TEXAS | Office Space In Texas [Member]
Leases
Monthly required lease payments									10,000
MASSACHUSETTS | Operating Lease, First Rental Period [Member]
Leases
Monthly required lease payments									9,380
MASSACHUSETTS | Operating Lease, Second Rental Period [Member]
Leases
Monthly required lease payments									9,630
MASSACHUSETTS | Operating Lease, Third Rental Period [Member]
Leases
Monthly required lease payments									$ 9,870